Expense Example	Eaton Vance Tax-Managed Growth Fund 1.1 Class A 1 Year	Eaton Vance Tax-Managed Growth Fund 1.1 Class A 3 Years	Eaton Vance Tax-Managed Growth Fund 1.1 Class A 5 Years	Eaton Vance Tax-Managed Growth Fund 1.1 Class A 10 Years	Eaton Vance Tax-Managed Growth Fund 1.1 Class C 1 Year	Eaton Vance Tax-Managed Growth Fund 1.1 Class C 3 Years	Eaton Vance Tax-Managed Growth Fund 1.1 Class C 5 Years	Eaton Vance Tax-Managed Growth Fund 1.1 Class C 10 Years	Eaton Vance Tax-Managed Growth Fund 1.1 Class I 1 Year	Eaton Vance Tax-Managed Growth Fund 1.1 Class I 3 Years	Eaton Vance Tax-Managed Growth Fund 1.1 Class I 5 Years	Eaton Vance Tax-Managed Growth Fund 1.1 Class I 10 Years	Eaton Vance Tax-Managed Growth Fund 1.2 Class A 1 Year	Eaton Vance Tax-Managed Growth Fund 1.2 Class A 3 Years	Eaton Vance Tax-Managed Growth Fund 1.2 Class A 5 Years	Eaton Vance Tax-Managed Growth Fund 1.2 Class A 10 Years	Eaton Vance Tax-Managed Growth Fund 1.2 Class C 1 Year	Eaton Vance Tax-Managed Growth Fund 1.2 Class C 3 Years	Eaton Vance Tax-Managed Growth Fund 1.2 Class C 5 Years	Eaton Vance Tax-Managed Growth Fund 1.2 Class C 10 Years	Eaton Vance Tax-Managed Growth Fund 1.2 Class I 1 Year	Eaton Vance Tax-Managed Growth Fund 1.2 Class I 3 Years	Eaton Vance Tax-Managed Growth Fund 1.2 Class I 5 Years	Eaton Vance Tax-Managed Growth Fund 1.2 Class I 10 Years
USD ($)	596	746	910	1,384	251	468	808	1,565	49	154	269	604	610	791	987	1,552	266	514	887	1,732	64	202	351	786